Related Party Transactions and Balances (Details) - Related companies of non-controlling investors of Feng Hui [Member] - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Related Party Transaction [Line Items]
Loans paid to Related Parties		$ 8,083,119
Balance of Loans Receivable from Related Parties	$ 490,724	$ 1,244,739